Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Feb. 26, 2026	Dec. 15, 2023	Mar. 07, 2023	Jun. 30, 2026	Mar. 12, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Accrued interest	$ 1.0
Pre-Funded Warrants	185,527			7,434,321	371,057	3,525,094	93,266	36,766
Warrant exercise price per share				$ 0.44		$ 0.88
Return for a pre-funded warrant					$ 2.0
Common stock exercise price					$ 0.11
Purchase price per share					$ 5.39
Hercules Term Loan Agreement [Member]
Subsequent Event [Line Items]
Short Term Debt, Outstanding Amount		$ 1.0
Maximum [Member]
Subsequent Event [Line Items]
Waive additional accrued and unpaid interest	$ 0.1					$ 0.1
Maximum [Member] | Hercules Term Loan Agreement [Member]
Subsequent Event [Line Items]
Short Term Debt, Outstanding Amount			$ 12.5
Subsequent Event [Member]
Subsequent Event [Line Items]
Pre-Funded Warrants	185,527				371,057
Return for a pre-funded warrant					$ 2.0
Common stock exercise price					$ 0.11
Purchase price per share					$ 5.39
Short Term Debt, Outstanding Amount	$ 0.0
Subsequent Event [Member] | Third Tranche [Member]
Subsequent Event [Line Items]
Accrued interest	1.0
Subsequent Event [Member] | Hercules Term Loan Agreement [Member] | Third Tranche [Member]
Subsequent Event [Line Items]
Short Term Debt, Outstanding Amount	$ 1.0
Subsequent Event [Member] | Coastlands Member | Third Tranche [Member]
Subsequent Event [Line Items]
Share Price	$ 5.39
Pre-Funded Warrants	927,643
Warrant exercise price per share	$ 0.11
Return for a pre-funded warrant	$ 5.0